Note 7 - Common Stock (Details) - Summary of Outstanding Warrants - $ / shares	9 Months Ended
	Sep. 30, 2015	Feb. 28, 2015	Dec. 31, 2014	Nov. 30, 2014	Sep. 23, 2014
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price (in Dollars per share)		$ 0.50	$ 0.53	$ 0.53	$ 0.53
Number of Shares Outstanding Under Warrants	2,864,823	605,556	382,000	382,000	940,189
Range One [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Expiration Date	Sep. 23, 2019
Class of Warrant or Right, Exercise Price (in Dollars per share)	$ 0.53
Number of Shares Outstanding Under Warrants	940,189
Range Two [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Expiration Date	Sep. 30, 2024
Class of Warrant or Right, Exercise Price (in Dollars per share)	$ 0.53
Number of Shares Outstanding Under Warrants	471,698
Range Three [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Expiration Date	Oct. 13, 2019
Class of Warrant or Right, Exercise Price (in Dollars per share)	$ 0.53
Number of Shares Outstanding Under Warrants	237,000
Range Four [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Expiration Date	Oct. 31, 2019
Class of Warrant or Right, Exercise Price (in Dollars per share)	$ 0.53
Number of Shares Outstanding Under Warrants	11,250
Range Five [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Expiration Date	Nov. 19, 2019
Class of Warrant or Right, Exercise Price (in Dollars per share)	$ 0.53
Number of Shares Outstanding Under Warrants	100,000
Range Six [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Expiration Date	Feb. 17, 2025
Class of Warrant or Right, Exercise Price (in Dollars per share)	$ 0.50
Number of Shares Outstanding Under Warrants	605,556
Range Seven [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Expiration Date	Mar. 26, 2025
Class of Warrant or Right, Exercise Price (in Dollars per share)	$ 0.34
Number of Shares Outstanding Under Warrants	11,628
Range Eight [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Expiration Date	May 12, 2025
Class of Warrant or Right, Exercise Price (in Dollars per share)	$ 0.53
Number of Shares Outstanding Under Warrants	289,827
Range Nine [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Expiration Date	May 14, 2025
Class of Warrant or Right, Exercise Price (in Dollars per share)	$ 0.37
Number of Shares Outstanding Under Warrants	25,000
Range Ten [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Expiration Date	May 17, 2020
Class of Warrant or Right, Exercise Price (in Dollars per share)	$ 0.53
Number of Shares Outstanding Under Warrants	172,675